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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-21593

Kayne Anderson MLP/Midstream Investment Company
(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor Houston, Texas	77002
(Address of principal executive offices)	(Zip code)

Michael O’Neil

KA Fund Advisors, LLC

1800 Avenue of the Stars, Third Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 282-7905

Date of fiscal year end:	November 30

Date of reporting period:	July 1, 2019 – June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Kayne Anderson MLP/Midstream Investment Company

By (Signature and Title)*		/s/ James C. Baker
James C. Baker, Chief Executive Officer
Date	August 14, 2020

*	Print the name and title of each signing officer under his or her signature.

Issuer	Symbol	CUSIP	Meeting Date		Matter	Proposed by (I)ssuer or (S)hrhldr	Vote Cast?	How Voted	For/Against Mgmt
BUCKEYE PARTNERS, L.P.	BPL	118230101	07/31/19	1	The approval of (i) the Agreement and Plan of Merger, dated as of May 10, 2019, by and among Buckeye Partners, L.P., a DE limited partnership, Hercules Intermediate Holdings LLC, a DE limited liability company ("Parent"), Hercules Merger Sub LLC, a DE limited liability company and a wholly owned subsidiary of Parent, Buckeye Pipe Line Services Company, a PA corporation, and Buckeye GP LLC, a DE limited liability company and the general partner of Buckeye Partners, L.P. and (ii) the transactions contemplated by the Agreement and Plan of Merger.	I	YES	FOR	FOR

				2	The approval, in a nonbinding advisory vote, of the compensation that may be paid or may become payable to Buckeye Partners, L.P.'s executive officers in the connection with, or following, the consummation of the merger contemplated by the Agreement and Plan of Merger.	I	YES	FOR	FOR

ANDEAVOR LOGISTICS LP	ANDX	3350F106	07/29/19	1	Approval of the merger of MPLX MAX LLC, a Delaware limited liability company and a wholly owned subsidiary of MPLX, with and into ANDX, with ANDX continuing as the surviving entity (the "Merger"), and adoption and approval of the Agreement and Plan of Merger, dated as of May 7, 2019, as such agreement may be amended from time to time, by and among ANDX, Tesoro Logistics GP, LLC, MPLX, MPLX GP LLC, and MPLX MAX LLC, and the transactions contemplated thereby.	I	YES	FOR	FOR

				2	Approval on an advisory (non-binding) basis, of the compensation that may be paid or become payable to ANDX's named executive officers in connection with the Merger.	I	YES	FOR	FOR

KNOT OFFSHORE PARTNERS LP	KNOP	Y48125101	09/25/19	1	Elect Director Andrew Beveridge	I	YES	FOR	FOR

				2	Please vote for For if Units are Owned by a Resident of Norway for Purposes of the Tax Act on Income And Wealth, or vote AGAINST if Units are Not Held by a Resident of Norway for Purposes of the Tax Act on Income and Wealth	I	NO	DID NOT VOTE - Units Not Owned by Resident of Norway	NONE

NEXTERA ENERGY PARTNERS, LP	NEP	65341B106	04/21/20	1a	Elect Director Susan D. Austin	I	YES	FOR	FOR

				1b	Elect Director Robert J. Byrne	I	YES	FOR	FOR

				1c	Elect Director Peter H. Kind	I	YES	FOR	FOR

				1d	Elect Director James L. Robo	I	YES	FOR	FOR

				2	Ratify Deloitte & Touche LLP as Auditors	I	YES	FOR	FOR

				3	Advisory Vote to Ratify Named Executive Officers' Compensation	I	YES	FOR	FOR

MAGELLAN MIDSTREAM PARTNERS, L.P.	MMP	559080106	04/23/20	1.1	Elect Director Chansoo Joung	I	YES	FOR	FOR

				1.2	Elect Director Michael N. Mears	I	YES	FOR	FOR

				1.3	Elect Director James R. Montague	I	YES	FOR	FOR

				2	Advisory Vote to Ratify Named Executive Officers' Compensation	I	YES	FOR	FOR

				3	Ratify Ernst & Young LLP as Auditors	I	YES	FOR	FOR

THE WILLIAMS COMPANIES, INC.	WMB	969457100	04/28/20	1.1	Elect Director Alan S. Armstrong	I	YES	FOR	FOR

				1.2	Elect Director Stephen W. Bergstrom	I	YES	FOR	FOR

				1.3	Elect Director Nancy K. Buese	I	YES	FOR	FOR

				1.4	Elect Director Stephen I. Chazen	I	YES	FOR	FOR

				1.5	Elect Director Charles I. Cogut	I	YES	FOR	FOR

				1.6	Elect Director Michael A. Creel	I	YES	FOR	FOR

				1.7	Elect Director Vicki L. Fuller	I	YES	FOR	FOR

				1.8	Elect Director Peter A. Ragauss	I	YES	FOR	FOR

				1.9	Elect Director Scott D. Sheffield	I	YES	FOR	FOR

				1.10	Elect Director Murray D. Smith	I	YES	FOR	FOR

				1.11	Elect Director William H. Spence	I	YES	FOR	FOR

				2	Amend Omnibus Stock Plan	I	YES	FOR	FOR

				3	Amend Qualified Employee Stock Purchase Plan	I	YES	FOR	FOR

				4	Advisory Vote to Ratify Named Executive Officers' Compensation	I	YES	FOR	FOR

				5	Ratify Ernst & Young LLP as Auditors	I	YES	FOR	FOR

TC ENERGY CORPORATION	TRP	87807B107	05/01/20	1.1	Elect Director Stephan Cretier	I	YES	FOR	FOR

				1.2	Elect Director Michael R. Culbert	I	YES	FOR	FOR

				1.3	Elect Director Russell K. Girling	I	YES	FOR	FOR

				1.4	Elect Director Susan C. Jones	I	YES	FOR	FOR

				1.5	Elect Director Randy Limbacher	I	YES	FOR	FOR

				1.6	Elect Director John E. Lowe	I	YES	FOR	FOR

				1.7	Elect Director David MacNaughton	I	YES	FOR	FOR

				1.8	Elect Director Una Power	I	YES	FOR	FOR

				1.9	Elect Director Mary Pat Salomone	I	YES	FOR	FOR

				1.10	Elect Director Indira V. Samarasekera	I	YES	FOR	FOR

				1.11	Elect Director D. Michael G. Stewart	I	YES	FOR	FOR

				1.12	Elect Director Siim A. Vanaselja	I	YES	FOR	FOR

				1.13	Elect Director Thierry Vandal	I	YES	FOR	FOR

				1.14	Elect Director Steven W. Williams	I	YES	FOR	FOR

				2	Approve KPMG LLP as Auditors and Authorize Board to Fix Their Remuneration	I	YES	FOR	FOR

				3	Advisory Vote on Executive Compensation Approach	I	YES	FOR	FOR

SEMPRA ENERGY	SRE	816851109	05/05/20	1.1	Elect Director Alan L. Boeckmann	I	YES	FOR	FOR

				1.2	Elect Director Kathleen L. Brown	I	YES	FOR	FOR

				1.3	Elect Director Andres Conesa	I	YES	FOR	FOR

				1.4	Elect Director Maria Contreras-Sweet	I	YES	FOR	FOR

				1.5	Elect Director Pablo A. Ferrero	I	YES	FOR	FOR

				1.6	Elect Director William D. Jones	I	YES	FOR	FOR

				1.7	Elect Director Jeffrey W. Martin	I	YES	FOR	FOR

				1.8	Elect Director Bethany J. Mayer	I	YES	FOR	FOR

				1.9	Elect Director Michael N. Mears	I	YES	FOR	FOR

				1.10	Elect Director Jack T. Taylor	I	YES	FOR	FOR

				1.11	Elect Director Cynthia L. Walker	I	YES	FOR	FOR

				1.12	Elect Director Cynthia J. Warner	I	YES	FOR	FOR

				1.13	Elect Director James C. Yardley	I	YES	FOR	FOR

				2	Ratify Deloitte & Touche LLP as Auditors	I	YES	FOR	FOR

				3	Advisory Vote to Ratify Named Executive Officers' Compensation	I	YES	FOR	FOR

				4	Require Independent Board Chair	S	YES	AGAINST	FOR

ENBRIDGE INC.	ENB	292950N105	05/05/20	1.1	Elect Director Pamela L. Carter	I	YES	FOR	FOR

				1.2	Elect Director Marcel R. Coutu	I	YES	FOR	FOR

				1.3	Elect Director Susan M. Cunningham	I	YES	FOR	FOR

				1.4	Elect Director Gregory L. Ebel	I	YES	FOR	FOR

				1.5	Elect Director J. Herb England	I	YES	FOR	FOR

				1.6	Elect Director Charles W. Fischer	I	YES	FOR	FOR

				1.7	Elect Director Gregory J. Goff	I	YES	FOR	FOR

				1.8	Elect Director V. Maureen Kempston Darkes	I	YES	FOR	FOR

				1.9	Elect Director Teresa S. Madden	I	YES	FOR	FOR

				1.10	Elect Director Al Monaco	I	YES	FOR	FOR

				1.11	Elect Director Dan C. Tutcher	I	YES	FOR	FOR

				2	Approve PricewaterhouseCoopers LLP as Auditors and Authorize Board to Fix Their Remuneration	I	YES	FOR	FOR

				3	Approve Shareholder Rights Plan	I	YES	FOR	FOR

				4	Amend By-Law No. 1 of Enbridge	I	YES	FOR	FOR

				5	Advisory Vote on Executive Compensation Approach	I	YES	FOR	FOR

ATLANTICA YIELD PLC	AY	G0751N103	05/05/20	1	Accept Financial Statements and Statutory Reports	I	YES	FOR	FOR

				2	Approve Remuneration Report	I	YES	FOR	FOR

				3	Approve Remuneration Policy	I	YES	FOR	FOR

				4	Elect Director Jackson Robinson	I	YES	FOR	FOR

				5	Elect Director Andrea Brentan	I	YES	FOR	FOR

				6	Elect Director Robert Dove	I	YES	FOR	FOR

				7	Elect Director Francisco J. Martinez	I	YES	FOR	FOR

				8	Authorise Issue of Equity	I	YES	FOR	FOR

				9	Authorise Issue of Equity without Pre-emptive Rights	I	YES	FOR	FOR

				10	Change Company Name to Atlantica Sustainable Infrastructure plc	I	YES	FOR	FOR

				11	Approve Matters Relating to the Relevant Distributions	I	YES	FOR	FOR

PEMBINA PIPELINE CORPORATION	PPL	706327103	05/08/20	1.1	Elect Director Anne-Marie N. Ainsworth	I	YES	FOR	FOR

				1.2	Elect Director Michael (Mick) H. Dilger	I	YES	FOR	FOR

				1.3	Elect Director Randall J. Findlay	I	YES	FOR	FOR

				1.4	Elect Director Robert G. Gwin	I	YES	FOR	FOR

				1.5	Elect Director Maureen E. Howe	I	YES	FOR	FOR

				1.6	Elect Director Gordon J. Kerr	I	YES	FOR	FOR

				1.7	Elect Director David M.B. LeGresley	I	YES	FOR	FOR

				1.8	Elect Director Leslie A. O'Donoghue	I	YES	FOR	FOR

				1.9	Elect Director Bruce D. Rubin	I	YES	FOR	FOR

				1.1	Elect Director Henry W. Sykes	I	YES	FOR	FOR

				2	Approve KPMG LLP Auditors and Authorize Board to Fix Their Remuneration	I	YES	FOR	FOR

				3	Amend Bylaws	I	YES	FOR	FOR

				4	Approve Advance Notice Requirement	I	YES	FOR	FOR

				5	Advisory Vote on Executive Compensation Approach	I	YES	FOR	FOR

TARGA RESOURCES CORP.	TRGP	87612G101	05/19/20	1.1	Elect Director Charles R. Crisp	I	YES	FOR	FOR

				1.2	Elect Director Laura C. Fulton	I	YES	FOR	FOR

				1.3	Elect Director James W. Whalen	I	YES	FOR	FOR

				2	Ratify PricewaterhouseCoopers LLP as Auditors	I	YES	FOR	FOR

				3	Advisory Vote to Ratify Named Executive Officers' Compensation	I	YES	FOR	FOR

PLAINS ALL AMERICAN PIPELINE, L.P.	PAA	726503105	05/20/20	1.1	Elect Director Alexandra Pruner	I	YES	FOR	FOR

				1.2	Elect Director Lawrence M. Ziemba	I	YES	FOR	FOR

				2	Ratify PricewaterhouseCoopers LLP as Auditor	I	YES	FOR	FOR

				3	Advisory Vote to Ratify Named Executive Officers' Compensation	I	YES	FOR	FOR

ONEOK, INC.	OKE	682680103	05/20/20	1.1	Elect Director Brian L. Derksen	I	YES	FOR	FOR

				1.2	Elect Director Julie H. Edwards	I	YES	FOR	FOR

				1.3	Elect Director John W. Gibson	I	YES	FOR	FOR

				1.4	Elect Director Mark W. Helderman	I	YES	FOR	FOR

				1.5	Elect Director Randall J. Larson	I	YES	FOR	FOR

				1.6	Elect Director Steven J. Malcolm	I	YES	FOR	FOR

				1.7	Elect Director Jim W. Mogg	I	YES	FOR	FOR

				1.8	Elect Director Pattye L. Moore	I	YES	FOR	FOR

				1.9	Elect Director Gary D. Parker	I	YES	FOR	FOR

				1.10	Elect Director Eduardo A. Rodriguez	I	YES	FOR	FOR

				1.11	Elect Director Terry K. Spencer	I	YES	FOR	FOR

				2	Ratify PricewaterhouseCoopers LLP as Auditors	I	YES	FOR	FOR

				3	Advisory Vote to Ratify Named Executive Officers' Compensation	I	YES	FOR	FOR